Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 5,295	$ 14,621
Short term bank deposits	5,000
Restricted short-term bank deposits	63	70
Other receivables and prepaid expenses	161	389
TOTAL CURRENT ASSETS	10,519	15,080
NON-CURRENT ASSETS:
Property and equipment, net	722	1,194
Right-of-use assets, net	166	101
Investments in a joint venture accounted for using the equity method	510	272
TOTAL NON-CURRENT ASSETS	1,398	1,567
TOTAL ASSETS	11,917	16,647
CURRENT LIABILITIES:
Current maturities of long-term loans from related party	941	220
Current maturities of other long-term loan	32
Accounts payable and accruals:
Trade	75	46
Other	733	510
Current maturities of lease liabilities	78	127
TOTAL CURRENT LIABILITIES	1,859	903
NON-CURRENT LIABILITIES:
Long-term loans from related party, net of current maturities		882
Other long-term loan	96	129
Lease liabilities, net of current maturities	88
TOTAL NON-CURRENT LIABILITIES	184	1,011
COMMITMENTS
TOTAL LIABILITIES	2,043	1,914
EQUITY:
Common shares	98	98
Share premium	23,121	23,121
Foreign currency translation reserve	(2,061)	(103)
Accumulated deficit	(11,284)	(8,383)
TOTAL EQUITY	9,874	14,733
TOTAL LIABILITIES AND EQUITY	$ 11,917	$ 16,647